OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at December 31, 2017	As at December 31, 2016

Long-term portion of finance lease obligations (note 13(a))	$1,915	$6,319

Pension benefit obligations	33,542	19,273

Other	4,872	8,603

Total other liabilities	$40,329	$34,195

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,

	2017	2016

Reconciliation of plan assets:

Plan assets, beginning of year	$2,192	$2,011

Agnico Eagle's contributions	303	327

Benefit payments	(90)	(88)

Administrative expenses	(106)	(119)

Interest on assets	87	86

Net return on assets excluding interest	(87)	(86)

Effect of exchange rate changes	158	61

Plan assets, end of year	2,457	2,192

Reconciliation of defined benefit obligation:

Defined benefit obligation, beginning of year	11,867	10,641

Current service cost	493	326

Past service cost	8,754	–

Benefit payments	(90)	(88)

Interest cost	544	456

Actuarial losses arising from changes in economic assumptions	1,035	400

Actuarial losses (gains) arising from experience	421	(185)

Effect of exchange rate changes	1,219	317

Defined benefit obligation, end of year	24,243	11,867

Net defined benefit liability, end of year	$21,786	$9,675

Schedule of components of Agnico Eagle's pension expense recognized in net income

	Year Ended December 31,

	2017	2016

Current service cost	$493	$326

Past service cost	8,754	–

Administrative expenses	106	119

Interest cost on defined benefit obligation	544	456

Interest on assets	(87)	(86)

Pension expense	$9,810	$815

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,

	2017	2016

Actuarial losses relating to the defined benefit obligation	$1,456	$215

Net return on assets excluding interest	87	86

Total remeasurements of the net defined benefit liability	$1,543	$301

Schedule of weighted average assumptions used in Company's Executive Plan defined benefit obligations
	As at December 31,

	2017	2016

Assumptions:

Discount rate – beginning of year	3.8%	4.0%

Discount rate – end of year	3.3%	3.8%

Rate of compensation increase	3.0%	3.0%

Schedule of sensitivity analysis for significant actuarial assumptions
As at December 31, 2017

Change in assumption:

0.5% increase in discount rate	(1,214)

0.5% decrease in discount rate	1,324